2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	15,335	$ 34,896,112	$ 33,473,568
Real Estate Loans	34	365,326	346,385
Sales Finance Contracts	480	1,276,646	1,225,663
Total	15,849	$ 36,538,084	$ 35,045,616

TDRs that subsequently defaulted during the year ended December 31, 2017 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,479	$ 6,486,759
Real Estate Loans	2	12,292
Sales Finance Contracts	138	280,244
Total	4,619	$ 6,779,295

The following table presents a summary of loans that were restructured during the year ended December 31, 2016.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	12,405	$ 27,273,566	$ 25,836,012
Real Estate Loans	32	361,376	358,567
Sales Finance Contracts	532	1,044,547	985,799
Total ..................................	12,969	$ 28,679,489	$ 27,180,378

TDRs that subsequently defaulted during the year ended December 31, 2016 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,442	$ 6,379,753
Real Estate Loans	-	-
Sales Finance Contracts	131	217,236
Total ..................................	4,573	$ 6,596,989

The following table presents a summary of loans that were restructured during the year ended December 31, 2015.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	6,975	$ 15,593,924	$ 14,501,969
Real Estate Loans	44	379,550	372,984
Sales Finance Contracts	251	500,839	464,498
Total ..................................	7,270	$ 16,474,313	$ 15,339,451

TDRs that subsequently defaulted during the year ended December 31, 2015 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	2,147	$ 2,996,600
Real Estate Loans	2	8,045
Sales Finance Contracts	64	93,051
Total ..................................	2,213	$ 3,097,696